LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [line items]
Disclosure of detailed information about borrowings [text block]
Long-term debt consists of the following:

	As at December 31
(in millions of U.S. dollars)	2017	2016
Long-term debt
Senior unsecured notes - due April 15, 2020 (b)	-	296.1
Senior unsecured notes - due November 15, 2022 (a)	494.3	493.4
Senior unsecured notes - due November 15, 2025 (b)	283.4	-
Credit Facility (c)	230.0	100.0
Total long-term debt	1,007.7	889.5

Disclosure of detailed information about applicable redemption prices on unsecured notes [text block]
During the 12-month period beginning on November 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2022 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2017	103.13%
2018	102.08%
2019	101.04%
2020 and thereafter	100.00%

Disclosure of detailed information about applicable redemption prices on 2025 Unsecured Notes [text block]
During the 12-month period beginning on May 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2025 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2020	104.78%
2021	103.19%
2022	101.59%
2023 and thereafter	100.00%

Detailed information about significant convenants [text block]
Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
	Financial covenant	2017	2016
Financial covenants
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 : 1	4.7 : 1	5.7 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.0 : 1	3.1 : 1	2.6 : 1

Disclosure of reconciliation of liabilities arising from fnancing activities explanatory [text block]
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2017:

	As at December 31, 2016	Borrowings	Repayments	Fair Value changes	Interest & Accretion	Foreign Exchange	As at December 31, 2017
Liabilities arising from financing actvities
Long-term debt	889.5	424.6	(305.3)	(3.3)	2.2	-	1,007.7
Interest payable(1)	8.6	-	(59.8)	-	58.1	-	6.9
Gold stream obligation	246.5	-	(2.4)	29.4	-	-	273.5
Total	1,144.6	424.6	(367.5)	26.1	60.3	-	1,288.1
1.
For the purposes of this reconciliation, interest paid for the year ended December 31, 2017 excludes $3.9 million in standby fees on the Credit Facility and fees on the Company’s issued letters of credit.